UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
33rd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Derin Cohen
1345 Avenue of the Americas
33rd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2597
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

TrimTabs ETF Trust

FCF US Quality ETF (TTAC)

FCF International Quality ETF (TTAI)

Donoghue Forlines Tactical High Yield ETF (DFHY)

Donoghue Forlines Innovation ETF (DFNV)
(formerly, Donoghue Forlines Risk Managed Innovation ETF)

Donoghue Forlines Yield Enhanced Real Asset ETF (DFRA)

Semi-Annual Report
January 31, 2024

TrimTabs ETF Trust

TABLE OF CONTENTS
Shareholder Expense Examples	1
Portfolio Holdings Allocation	3
Schedules of Investments	5
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	40
Additional Information	56

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2024 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/23 –
	8/1/23	1/31/24	1/31/24(a)
FCF US Quality ETF
Actual	$1,000.00	$1,069.60	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$3.00

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2024 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/23 –
	8/1/23	1/31/24	1/31/24(a)
FCF International Quality ETF
Actual	$1,000.00	$1,045.50	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$3.00

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/23 –
	8/1/23	1/31/24	1/31/24(b)
Donoghue Forlines
Tactical High Yield ETF
Actual	$1,000.00	$1,038.80	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.51

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/23 –
	8/1/23	1/31/24	1/31/24(b)
Donoghue Forlines Innovation ETF
Actual	$1,000.00	$1,081.50	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.51

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/23 –
	8/1/23	1/31/24	1/31/24(b)
Donoghue Forlines Yield
Enhanced Real Asset ETF
Actual	$1,000.00	$1,023.70	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.51

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period.
(b)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2024 (Unaudited)

FCF US Quality ETF
Communications	10.2%
Consumer Discretionary	9.9%
Consumer Staples	3.2%
Energy	3.5%
Financials	4.2%
Health Care	14.5%
Industrials	6.6%
Materials	3.2%
Technology	43.8	%(a)
Utilities	0.2%
Investment Purchased with Proceeds from Securities Lending	9.1	%(b)
Money Market Deposit Account	0.6%
Liabilities in Excess of Other Assets	(9.0)%
Total Net Assets	100.0%

FCF International Quality ETF
Australia	7.9%
Austria	0.6%
Brazil	2.0%
Canada	7.7%
China	9.1%
Denmark	8.2%
Finland	0.2%
France	3.2%
Germany	2.1%
Greece	0.7%
Hong Kong	0.5%
India	1.5%
Ireland	5.5%
Israel	1.3%
Italy	2.3%
Japan	1.6%
Luxembourg	0.4%
Netherlands	7.1%
New Zealand	0.3%
Norway	1.2%
Portugal	0.7%
Republic of Korea	1.6%
Singapore	1.2%
South Africa	1.9%
Spain	1.2%
Sweden	1.7%
Switzerland	11.8%
Taiwan	1.7%
United Kingdom	11.3%
United States	1.1%
Investment Purchased with Proceeds from Securities Lending	1.8	%(b)
Money Market Deposit Account	1.0%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2024 (Unaudited) (Continued)

Donoghue Forlines Tactical High Yield ETF
Exchange-Traded Funds	99.9%
Investment Purchased with Proceeds from Securities Lending	8.4	%(b)
Money Market Deposit Account	0.2%
Liabilities in Excess of Other Assets	(8.5)%
Total Net Assets	100.0%

Donoghue Forlines Innovation ETF
Communications	18.0%
Consumer Discretionary	0.4%
Consumer Staples	1.6%
Energy	0.5%
Health Care	18.2%
Industrials	2.2%
Technology	58.9%
Investment Purchased with Proceeds from Securities Lending	14.9	%(b)
Money Market Deposit Account	0.2%
Liabilities in Excess of Other Assets	(14.9)%
Total Net Assets	100.0%

Donoghue Forlines Yield Enhanced Real Asset ETF
Consumer Discretionary	1.0%
Consumer Staples	1.7%
Energy	35.2%
Industrials	15.3%
Materials	18.7%
Technology	0.8%
Real Estate Investment Trusts	12.5%
Master Limited Partnerships	12.3%
Preferred Stock	2.1%
Investment Purchased with Proceeds from Securities Lending	20.5	%(b)
Money Market Deposit Account	0.1%
Liabilities in Excess of Other Assets	(20.2)%
Total Net Assets	100.0%

(a)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(b)
Represents cash received as collateral in return for securities lent as part of the securities lending program.  The cash is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted in the applicable schedules of investments listed in this report.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%

Communications – 10.2%
Airbnb, Inc. – Class A(a)	17,921	$2,583,133
Alphabet, Inc. – Class A(a)	100,451	14,073,185
Booking Holdings, Inc.(a)	832	2,918,215
Electronic Arts, Inc.	17,330	2,384,261
Expedia Group, Inc.(a)	17,949	2,662,375
GoDaddy, Inc. – Class A(a)	16,575	1,767,890
Match Group, Inc.(a)	44,830	1,720,575
Meta Platforms, Inc. – Class A(a)	15,054	5,873,168
Netflix, Inc.(a)	3,400	1,917,974
Trade Desk, Inc. – Class A(a)(b)	35,255	2,412,500
		38,313,276
Consumer Discretionary – 9.9%
Abercrombie & Fitch Co. – Class A(a)	8,924	909,356
Bath & Body Works, Inc.	34,199	1,458,929
Beacon Roofing Supply, Inc.(a)	5,573	461,946
Builders FirstSource, Inc.(a)	21,726	3,774,458
Chipotle Mexican Grill, Inc.(a)	916	2,206,433
Crocs, Inc.(a)	7,980	809,810
Etsy, Inc.(a)(b)	22,457	1,494,738
Fortune Brands Home & Security, Inc.	15,120	1,173,161
Hilton Worldwide Holdings, Inc.	17,383	3,319,458
Home Depot, Inc.	8,404	2,966,276
KB Home	11,439	681,650
Lennar Corp. – Class A	14,418	2,160,537
Live Nation Entertainment, Inc.(a)	16,281	1,446,567
Masco Corp.	23,091	1,553,793
PulteGroup, Inc.	11,900	1,244,264
Ross Stores, Inc.	20,515	2,877,844
Scotts Miracle-Gro Co.(b)	16,795	944,887
Skechers USA, Inc. – Class A(a)	13,674	853,805
Starbucks Corp.	15,702	1,460,757
Tapestry, Inc.	29,258	1,134,918
Taylor Morrison Home Corp.(a)	21,666	1,129,665
Thor Industries, Inc.(b)	4,747	536,506
Toll Brothers, Inc.	10,247	1,018,039
Williams-Sonoma, Inc.(b)	7,077	1,368,621
		36,986,418

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.3% (Continued)

Consumer Staples – 3.2%
Altria Group, Inc.	33,145	$1,329,777
BellRing Brands, Inc.(a)	17,605	973,028
Clorox Co.	12,101	1,757,670
Colgate-Palmolive Co.	44,293	3,729,472
Kimberly-Clark Corp.	29,586	3,579,018
National Beverage Corp.(a)	12,799	591,826
		11,960,791
Energy – 3.5%
Cheniere Energy, Inc.	10,411	1,707,300
ConocoPhillips	14,516	1,623,905
CVR Energy, Inc.	27,390	923,865
Enphase Energy, Inc.(a)(b)	19,935	2,075,832
Exxon Mobil Corp.	15,783	1,622,650
HF Sinclair Corp.	14,093	796,114
Occidental Petroleum Corp.	32,817	1,889,275
Valero Energy Corp.	16,548	2,298,516
		12,937,457
Financials – 4.2%
Aflac, Inc.	11,345	956,837
American Express Co.	27,711	5,562,706
Cincinnati Financial Corp.	9,646	1,068,777
Erie Indemnity Co. – Class A(b)	3,748	1,296,171
OneMain Holdings, Inc.	12,432	591,763
SEI Investments Co.	24,624	1,557,222
Synchrony Financial	58,571	2,276,655
T Rowe Price Group, Inc.(b)	20,756	2,250,988
		15,561,119
Health Care – 14.5%
AbbVie, Inc.	62,588	10,289,466
Agilent Technologies, Inc.	14,559	1,894,126
Amgen, Inc.	10,403	3,269,247
Bristol-Myers Squibb Co.	108,230	5,289,200
Cencora, Inc.(b)	3,368	783,666
Chemed Corp.	1,374	814,493
Gilead Sciences, Inc.	61,502	4,813,147
Halozyme Therapeutics, Inc.(a)	20,773	703,166

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.3% (Continued)
Health Care – 14.5% (Continued)
Jazz Pharmaceuticals PLC(a)	4,878	$598,628
Lantheus Holdings, Inc.(a)(b)	17,320	899,428
Medpace Holdings, Inc.(a)	9,805	2,858,942
Merck & Co., Inc.	56,678	6,845,569
Molina Healthcare, Inc.(a)	3,345	1,192,292
Neurocrine Biosciences, Inc.(a)	9,279	1,296,926
Progyny, Inc.(a)	24,724	941,737
UnitedHealth Group, Inc.	18,192	9,309,574
Vertex Pharmaceuticals, Inc.(a)	5,502	2,384,457
		54,184,064
Industrials – 6.6%
3M Co.	40,315	3,803,719
A.O. Smith Corp.	23,536	1,826,629
CH Robinson Worldwide, Inc.	21,413	1,800,619
Core & Main, Inc. – Class A(a)	17,426	719,868
Donaldson Co., Inc.	13,778	889,921
Expeditors International of Washington, Inc.	18,691	2,361,234
Fastenal Co.	32,008	2,183,906
Ferguson PLC	10,006	1,879,727
H&R Block, Inc.	24,281	1,137,322
Insperity, Inc.	11,595	1,329,831
Keysight Technologies, Inc.(a)	3,506	537,330
Landstar System, Inc.	6,211	1,190,773
Lincoln Electric Holdings, Inc.(b)	1,937	430,440
MSC Industrial Direct Co., Inc. – Class A(b)	7,815	771,184
Mueller Industries, Inc.(b)	14,315	687,120
Robert Half International, Inc.	20,625	1,640,513
Rollins, Inc.	33,803	1,464,008
		24,654,144
Materials – 3.2%
Advanced Drainage Systems, Inc.(b)	9,010	1,175,084
CF Industries Holdings, Inc.	24,324	1,836,705
LyondellBasell Industries NV – Class A	19,345	1,820,751
Nucor Corp.	16,136	3,016,302
Olin Corp.	14,560	758,139

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.3% (Continued)

Materials – 3.2% (Continued)
RPM International, Inc.	9,171	$978,179
Sherwin-Williams Co.	4,512	1,373,363
UFP Industries, Inc.	10,731	1,217,432
		12,175,955
Technology – 43.8%(e)
Accenture PLC – Class A	19,587	7,127,318
Adobe, Inc.(a)	8,948	5,527,895
Apple, Inc.	148,339	27,353,711
Applied Materials, Inc.	15,243	2,504,425
Atlassian Corp. – Class A(a)	12,515	3,125,872
Autodesk, Inc.(a)	14,043	3,564,254
Automatic Data Processing, Inc.	19,024	4,675,719
Box, Inc. – Class A(a)(b)	56,623	1,471,066
Broadcom, Inc.	5,872	6,928,959
Broadridge Financial Solutions, Inc.	9,243	1,887,421
Cadence Design Systems, Inc.(a)	12,491	3,603,154
Cisco Systems, Inc.	108,332	5,436,100
CommVault Systems, Inc.(a)	24,574	2,252,944
Crowdstrike Holdings, Inc. – Class A(a)	12,302	3,598,335
Datadog, Inc. – Class A(a)	16,656	2,072,673
DocuSign, Inc.(a)	37,889	2,308,198
Dropbox, Inc. – Class A(a)	83,096	2,632,481
Euronet Worldwide, Inc.(a)	8,271	824,205
Fair Isaac Corp.(a)(b)	4,037	4,839,677
Fortinet, Inc.(a)	67,941	4,381,515
Gartner, Inc.(a)	8,186	3,744,604
International Business Machines Corp.	32,030	5,882,630
Intuit, Inc.	2,845	1,796,134
Jack Henry & Associates, Inc.	11,385	1,887,975
Juniper Networks, Inc.	20,147	744,633
Lattice Semiconductor Corp.(a)(b)	23,051	1,402,884
Manhattan Associates, Inc.(a)	9,220	2,236,403
Mastercard, Inc. – Class A	13,017	5,847,627
Microchip Technology, Inc.	29,554	2,517,410
Nutanix, Inc. – Class A(a)	26,676	1,499,191
Palo Alto Networks, Inc.(a)	19,130	6,475,696

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.3% (Continued)

Technology – 43.8%(e)(Continued)
Paychex, Inc.	17,616	$2,144,396
Pure Storage, Inc. – Class A(a)	43,183	1,726,888
QUALCOMM, Inc.	20,823	3,092,424
Qualys, Inc.(a)	8,692	1,644,266
RingCentral, Inc. – Class A(a)(b)	13,179	446,636
ServiceNow, Inc.(a)	6,583	5,038,628
Shift4 Payments, Inc. – Class A(a)(b)	16,237	1,165,979
Skyworks Solutions, Inc.	18,719	1,955,387
Splunk, Inc.(a)	3,613	554,126
Tenable Holdings, Inc.(a)	17,411	820,058
Teradata Corp.(a)	21,864	1,009,680
Visa, Inc. – Class A(b)	32,566	8,898,984
Workday, Inc. – Class A(a)	4,829	1,405,577
Zoom Video Communications, Inc. – Class A(a)	14,264	921,597
Zscaler, Inc.(a)(b)	11,736	2,765,823
		163,741,558
Utilities – 0.2%
Vistra Corp.	22,561	925,678
TOTAL COMMON STOCKS
(Cost $327,525,041)		371,440,460

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENT – 9.1%

Investment Purchased with
Proceeds from Securities Lending – 9.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	33,933,545	$33,933,545
TOTAL SHORT-TERM INVESTMENT
(Cost $33,933,545)		33,933,545

Total Investments – 108.4% (Cost $361,458,586)		405,374,005
Money Market Deposit Account – 0.6%(d)		2,115,651
Liabilities in Excess of Other Assets – (9.0)%		(33,570,185)
TOTAL NET ASSETS – 100.0%		$373,919,471

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $32,703,461 which represented 8.7% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.24%.

(e)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.4%

Communications – 5.8%
37 Interactive Entertainment Network
Technology Group Co., Ltd. – Class A	41,800	$96,763
AfreecaTV Co., Ltd.	1,159	90,400
Auto Trader Group PLC(b)	44,050	406,849
Elisa Oyj	2,764	126,203
Focus Media Information
Technology Co., Ltd. – Class A	240,800	189,499
Hellenic Telecommunications Organization SA	15,211	211,234
Koninklijke KPN NV	103,762	353,001
MTN Group, Ltd.	17,979	91,746
MultiChoice Group(a)	57,553	230,550
NetEase, Inc. – ADR(c)	6,893	673,033
REA Group, Ltd.	2,662	321,235
Telstra Corp., Ltd.	137,335	363,999
Universal Music Group NV	16,902	499,939
		3,654,451
Consumer Discretionary – 16.2%
ANTA Sports Products, Ltd.	29,754	249,855
Avolta AG(a)	4,147	159,594
Brunello Cucinelli SpA	1,694	168,973
Bunzl PLC	7,750	315,763
Burberry Group PLC	12,471	206,723
Chongqing Changan Automobile Co., Ltd. – Class A	69,500	123,907
Chow Tai Fook Jewellery Group, Ltd.	210,179	283,897
Cie Financiere Richemont SA	2,567	383,734
CTS Eventim AG & Co. KGaA	2,275	154,522
Ferrari NV	1,959	677,657
Games Workshop Group PLC	1,377	172,849
Geberit AG	719	416,761
Gree Electric Appliances, Inc. of Zhuhai – Class A	70,800	347,613
Hennes & Mauritz AB – Class B	37,771	535,280
Hermes International	283	598,767
HLA Group Corp., Ltd. – Class A	92,600	99,055
Industria de Diseno Textil SA	17,097	733,707
InterContinental Hotels Group PLC	6,583	625,697
JD Sports Fashion PLC	144,957	215,025

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.4% (Continued)

Consumer Discretionary – 16.2% (Continued)
Kia Corp.	4,168	$321,348
La Francaise des Jeux SAEM(b)	8,556	348,036
Lottery Corp., Ltd.	41,747	138,584
MINISO Group Holding, Ltd. – ADR	5,552	94,162
New Oriental Education & Technology
Group, Inc. – ADR(a)	4,188	321,052
Next PLC	2,267	243,283
OPAP SA	11,677	202,161
Pandora AS	3,455	505,411
PDD Holdings, Inc. – ADR(a)	10,436	1,324,016
Topsports International Holdings, Ltd.(b)	152,604	98,574
Vipshop Holdings, Ltd. – ADR(a)	16,503	262,233
		10,328,239
Consumer Staples – 5.6%
B&M European Value Retail SA	43,416	285,339
BGF retail Co., Ltd.	1,125	118,936
Carlsberg AS – Class B	2,717	350,263
Chongqing Brewery Co., Ltd. – Class A	13,742	106,383
Dollarama, Inc.	9,285	681,432
Imperial Brands PLC	53	1,275
Jeronimo Martins SGPS SA	19,895	453,229
Kweichow Moutai Co., Ltd. – Class A	1,600	357,663
Loblaw Cos., Ltd.	3,508	350,552
Nongfu Spring Co., Ltd. – Class H(b)	45,440	246,149
President Chain Store Corp.	30,223	254,920
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd. – Class A	6,205	172,947
Woolworths Holdings, Ltd.	54,718	202,739
		3,581,827
Energy – 6.1%
BP PLC – ADR	23,559	826,921
Canadian Natural Resources, Ltd.	7,318	468,326
Equinor ASA – ADR(c)	22,072	632,804
Gaztransport Et Technigaz SA	1,100	154,658
Imperial Oil, Ltd.	9,221	531,881

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.4% (Continued)

Energy – 6.1% (Continued)
Petroleo Brasileiro SA – ADR	50,804	$867,225
Suncor Energy, Inc.	8,205	271,700
Woodside Energy Group, Ltd.	8,170	173,716
		3,927,231
Financials – 6.1%
Admiral Group PLC	15,227	485,323
Aon PLC – Class A	1,360	405,865
BB Seguridade Participacoes SA – ADR	61,094	425,825
Brookfield Asset Management, Ltd. – Class A	9,672	388,909
Fairfax Financial Holdings, Ltd.	562	585,835
Hargreaves Lansdown PLC	26,461	256,803
Partners Group Holding AG	645	876,743
Singapore Exchange, Ltd.	63,778	447,373
		3,872,676
Health Care – 14.7%
Amplifon SpA	13,872	455,289
BioNTech SE – ADR(a)	3,630	344,995
Dr Reddy’s Laboratories, Ltd. – ADR	2,932	210,957
Genmab AS(a)	631	175,736
Ipsen SA	3,048	352,454
Jazz Pharmaceuticals PLC(a)	835	102,471
Lifco AB – Class B	11,940	289,360
Medibank Pvt, Ltd.	150,794	379,886
Novartis AG	15,076	1,561,845
Novo Nordisk AS – Class B	28,702	3,224,089
Recordati Industria Chimica e Farmaceutica SpA	3,389	187,885
Roche Holding AG	5,605	1,604,955
Sonova Holding AG	1,166	375,222
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd. – Class A	4,930	136,923
		9,402,067
Industrials – 9.6%
AP Moller – Maersk AS – Class A	124	224,897
BAE Systems PLC	44,147	658,502
Dassault Aviation SA	2,599	492,932
Deutsche Post AG	5,120	246,336

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.4% (Continued)

Industrials – 9.6% (Continued)
DSV AS	4,049	$726,436
FAW Jiefang Group Co., Ltd. – Class A(a)	91,400	99,935
Ferguson PLC	1,464	275,027
Getlink SE	6,853	118,496
Hanwha Aerospace Co., Ltd.	2,428	251,233
Hyundai Glovis Co., Ltd.	1,017	133,273
Intertek Group PLC	7,157	407,518
Jiangxi Special Electric Motor Co., Ltd. – Class A(a)	30,696	38,650
Korean Air Lines Co., Ltd.	7,715	130,062
Kuehne + Nagel International AG	2,114	719,733
Qantas Airways, Ltd.(a)	68,143	248,562
Recruit Holdings Co., Ltd.	13,841	557,383
SGS SA	4,755	441,034
Singapore Airlines, Ltd.	63,500	316,198
		6,086,207
Materials – 10.4%
Aluminum Corp. of China, Ltd. – Class H	511,227	248,487
Aluminum Corp. of China, Ltd. – Class A	267,267	211,817
BHP Group, Ltd.	47,558	1,474,849
Brenntag SE	2,112	187,753
China Coal Energy Co., Ltd. – Class A	188,200	318,754
Evraz PLC(a)(d)(h)	49,526	0
Exxaro Resources, Ltd.	24,250	242,558
Fortescue, Ltd.	30,187	591,751
Henan Shenhuo Coal & Power Co., Ltd. – Class A	45,900	106,126
IMCD NV	1,484	227,733
Kumba Iron Ore, Ltd.	15,337	453,012
LyondellBasell Industries NV – Class A	2,183	205,464
Pilbara Minerals, Ltd.	121,237	282,359
Shaanxi Coal Industry Co., Ltd. – Class A	114,717	386,355
Shanxi Coal International
Energy Group Co., Ltd. – Class A	67,400	158,466
Shanxi Coking Coal Energy Group Co., Ltd. – Class A	101,800	148,739
Shanxi Lu’an Environmental Energy
Development Co., Ltd. – Class A	83,700	276,297
SSAB AB – Class B	36,867	282,703
Tenaris SA	15,712	249,859

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.4% (Continued)

Materials – 10.4% (Continued)
Western Mining Co., Ltd. – Class A	59,300	$117,451
Whitehaven Coal, Ltd.	30,097	166,452
Yancoal Australia, Ltd.	41,363	162,546
Yara International ASA	4,005	133,053
		6,632,584
Technology – 21.4%
Accenture PLC – Class A	4,322	1,572,689
ASML Holding NV	2,151	1,855,476
Atlassian Corp. – Class A(a)	2,769	691,613
BE Semiconductor Industries NV	2,730	412,452
CGI, Inc.(a)	2,389	267,535
Check Point Software Technologies, Ltd.(a)	4,635	736,641
Constellation Software, Inc.	493	1,362,579
eMemory Technology, Inc.	3,334	298,254
Experian PLC	14,696	613,854
Infosys, Ltd. – ADR	35,761	710,213
Lens Technology Co., Ltd. – Class A	74,686	108,707
Logitech International SA	7,367	618,591
MediaTek, Inc.	12,600	388,875
Monday.com, Ltd.(a)(c)	520	109,221
Nemetschek SE	3,083	286,600
Nomura Research Institute, Ltd.	9,037	278,331
NXP Semiconductors NV	1,085	228,468
RELX PLC	30,286	1,252,001
Temenos AG	3,202	327,936
Trend Micro, Inc.(a)	3,281	189,575
Wolters Kluwer NV	6,528	962,978
WPG Holdings, Ltd.	53,000	147,657
Xero, Ltd.(a)	2,826	205,405
		13,625,651
Utilities – 1.5%
Centrica PLC	313,237	549,598
Verbund AG – Class A	4,796	392,095
		941,693
TOTAL COMMON STOCKS
(Cost $57,137,174)		62,052,626

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCK – 0.2%

Materials – 0.2%
FUCHS SE	2,625	$115,742
TOTAL PREFERRED STOCK (Cost $108,977)		115,742

WARRANT – 0.0%(e)

Technology – 0.0%(e)
Constellation Software, Inc.(a)(d)	438	0
TOTAL WARRANT (Cost $0)		0

SHORT-TERM INVESTMENT – 1.8%

Investment Purchased with Proceeds
from Securities Lending – 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(f)	1,123,893	1,123,893
TOTAL SHORT-TERM INVESTMENT
(Cost $1,123,893)		1,123,893

Total Investments – 99.4% (Cost $58,370,044)		63,292,261
Money Market Deposit Account – 1.0%(g)		608,002
Liabilities in Excess of Other Assets – (0.4)%		(284,552)
TOTAL NET ASSETS – 100.0%		$63,615,711

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
SA – Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $1,099,608 or 1.7% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $1,076,335 which represented 1.7% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.24%.

(h)	Restricted security. Security valued using significant unobservable inputs (Level 3).

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	64,333	$2,729,006
iShares Broad USD High Yield Corporate Bond ETF	161,290	5,885,472
iShares Fallen Angels USD Bond ETF	76,609	2,046,992
iShares iBoxx $High Yield Corporate Bond ETF	75,111	5,819,600
SPDR Bloomberg High Yield Bond ETF	65,771	6,239,696
SPDR Bloomberg Short-Term High Yield Bond ETF	82,596	2,083,071
SPDR Portfolio High Yield Bond ETF	80,618	1,891,298
VanEck Fallen Angel High Yield Bond ETF	66,754	1,939,871
Xtrackers USD High Yield Corporate Bond ETF	81,681	2,905,393
TOTAL EXCHANGE-TRADED FUNDS
(Cost $30,401,982)		31,540,399

SHORT-TERM INVESTMENT – 8.4%

Investment Purchased with
Proceeds from Securities Lending – 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(b)	2,658,546	2,658,546
TOTAL SHORT-TERM INVESTMENT
(Cost $2,658,546)		2,658,546

Total Investments – 108.3% (Cost $33,060,528)		34,198,945
Money Market Deposit Account – 0.2%(c)		62,764
Liabilities in Excess of Other Assets – (8.5)%		(2,675,082)
TOTAL NET ASSETS – 100.0%		$31,586,627

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund
(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $2,592,541 which represented 8.2% of net assets.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.24%.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%

Communications – 18.0%
Alphabet, Inc. – Class A(a)	14,875	$2,083,988
AppLovin Corp. – Class A(a)	4,729	194,504
Electronic Arts, Inc.	2,436	335,145
Expedia Group, Inc.(a)	1,635	242,520
GoDaddy, Inc. – Class A(a)	2,093	223,239
Grindr, Inc.(a)	6,537	56,741
Magnite, Inc.(a)(b)	5,156	45,631
Match Group, Inc.(a)	4,835	185,567
Meta Platforms, Inc. – Class A(a)(b)	4,272	1,666,678
Netflix, Inc.(a)	1,353	763,241
New York Times Co. – Class A	2,664	129,364
Pinterest, Inc. – Class A(a)	7,109	266,374
Trade Desk, Inc. – Class A(a)(b)	4,354	297,944
VeriSign, Inc.(a)	1,162	231,099
Yelp, Inc.(a)	2,254	98,567
		6,820,602
Consumer Discretionary – 0.4%
Etsy, Inc.(a)(b)	2,259	150,359

Consumer Staples – 1.6%
Clorox Co.	1,402	203,641
Colgate-Palmolive Co.	4,585	386,057
		589,698
Energy – 0.5%
Enphase Energy, Inc.(a)	1,953	203,366

Health Care – 18.2%
AbbVie, Inc.	6,099	1,002,676
Agilent Technologies, Inc.	2,136	277,894
Align Technology, Inc.(a)	909	242,994
Alkermes PLC(a)	3,964	107,226
Amgen, Inc.	2,118	665,603
Bristol-Myers Squibb Co.(b)	10,592	517,631
Corcept Therapeutics, Inc.(a)	3,623	76,445
Dynavax Technologies Corp.(a)	4,753	61,409
Exelixis, Inc.(a)	6,381	138,851

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Health Care – 18.2% (Continued)
Gilead Sciences, Inc.	6,551	$512,681
Halozyme Therapeutics, Inc.(a)	2,993	101,313
Harmony Biosciences Holdings, Inc.(a)	2,166	68,316
Ironwood Pharmaceuticals, Inc.(a)	5,839	82,855
Jazz Pharmaceuticals PLC(a)	1,233	151,314
Johnson & Johnson	5,607	890,952
Lantheus Holdings, Inc.(a)(b)	1,740	90,358
Ligand Pharmaceuticals, Inc.(a)	652	47,661
Merck & Co., Inc.	8,784	1,060,931
Neurocrine Biosciences, Inc.(a)	1,548	216,364
Vertex Pharmaceuticals, Inc.(a)	1,400	606,732
		6,920,206
Industrials – 2.2%
3M Co.	3,842	362,492
A.O. Smith Corp.	1,898	147,304
Keysight Technologies, Inc.(a)	1,635	250,580
Legalzoom.com, Inc.(a)	7,028	72,459
		832,835
Technology – 58.9%(e)
Adobe, Inc.(a)	1,522	940,261
Agilysys, Inc.(a)	869	72,744
Apple, Inc.	13,581	2,504,336
Applied Materials, Inc.(b)	3,694	606,924
Atlassian Corp. – Class A(a)	1,657	413,869
Autodesk, Inc.(a)	1,804	457,873
Bentley Systems, Inc. – Class B(b)	3,926	197,870
Box, Inc. – Class A(a)(b)	4,299	111,688
Broadcom, Inc.	1,189	1,403,020
Cadence Design Systems, Inc.(a)	1,726	497,882
Cisco Systems, Inc.	15,515	778,543
Clear Secure, Inc. – Class A(b)	3,365	64,036
CommVault Systems, Inc.(a)	1,405	128,810
Crane NXT Co.	1,533	89,343
Crowdstrike Holdings, Inc. – Class A(a)(b)	1,766	516,555
Datadog, Inc. – Class A(a)	2,893	360,005

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Technology – 58.9%(e) (Continued)
DocuSign, Inc.(a)	3,938	$239,903
Dolby Laboratories, Inc. – Class A	1,277	106,221
Doximity, Inc. – Class A(a)(b)	3,527	95,053
Dropbox, Inc. – Class A(a)(b)	5,529	175,159
Dynatrace, Inc.(a)	3,866	220,362
Extreme Networks, Inc.(a)	4,848	65,496
F5, Inc.(a)	943	173,229
Fortinet, Inc.(a)	6,766	436,339
HP, Inc.	8,074	231,805
International Business Machines Corp.	3,804	698,643
Intuit, Inc.	1,188	750,020
Juniper Networks, Inc.	5,337	197,256
KLA Corp.(b)	761	452,064
Lattice Semiconductor Corp.(a)(b)	2,598	158,114
Manhattan Associates, Inc.(a)	934	226,551
Microchip Technology, Inc.	4,120	350,942
Motorola Solutions, Inc.	1,119	357,521
Nutanix, Inc. – Class A(a)	4,272	240,086
NVIDIA Corp.	3,372	2,074,690
Palantir Technologies, Inc. – Class A(a)	16,243	261,350
Palo Alto Networks, Inc.(a)(b)	1,872	633,691
Paylocity Holding Corp.(a)(b)	980	155,242
Pegasystems, Inc.(b)	2,288	111,517
Progress Software Corp.	1,502	85,329
PTC, Inc.(a)(b)	1,368	247,129
Pure Storage, Inc. – Class A(a)	5,570	222,744
QUALCOMM, Inc.	5,050	749,976
Qualys, Inc.(a)	808	152,849
RingCentral, Inc. – Class A(a)(b)	3,004	101,806
ServiceNow, Inc.(a)	931	712,587
Skyworks Solutions, Inc.(b)	2,132	222,709
Smartsheet, Inc. – Class A(a)	3,050	137,158
Squarespace, Inc. – Class A(a)	3,253	100,843
Synopsys, Inc.(a)	907	483,748
Tenable Holdings, Inc.(a)	2,895	136,355
Teradata Corp.(a)	2,580	119,144
Veeva Systems, Inc. – Class A(a)	1,558	323,145

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Technology – 58.9%(e) (Continued)
Workday, Inc. – Class A(a)	1,535	$446,792
Zeta Global Holdings Corp. – Class A(a)	6,897	66,763
Zoom Video Communications, Inc. – Class A(a)	3,250	209,983
Zscaler, Inc.(a)(b)	1,512	356,333
		22,430,406
TOTAL COMMON STOCKS
(Cost $33,912,143)		37,947,472

SHORT-TERM INVESTMENT – 14.9%

Investment Purchased with
Proceeds from Securities Lending – 14.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	5,657,243	5,657,243
TOTAL SHORT-TERM INVESTMENT
(Cost $5,657,243)		5,657,243

Total Investments – 114.7% (Cost $39,569,386)		43,604,715
Money Market Deposit Account – 0.2%(d)		83,503
Liabilities in Excess of Other Assets – (14.9)%		(5,657,777)
TOTAL NET ASSETS – 100.0%		$38,030,441

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $5,418,768 which represented 14.2% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.24%.

(e)	The “Certain Risks” section of the Notes to Financial Statements outlines risks associated with significant investments in a particular industry.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 72.7%

Consumer Discretionary – 1.0%
Scotts Miracle-Gro Co.	7,271	$409,066

Consumer Staples – 1.7%
Andersons, Inc.	6,246	329,227
Cal-Maine Foods, Inc.(a)	7,250	401,795
		731,022
Energy – 35.2% (d)
Antero Midstream Corp.	31,643	387,310
BP PLC – ADR	23,358	819,866
California Resources Corp.	5,188	247,364
Chevron Corp.	6,945	1,023,900
Civitas Resources, Inc.(a)	5,934	384,583
ConocoPhillips	8,073	903,127
Coterra Energy, Inc.	23,270	578,958
Devon Energy Corp.	9,653	405,619
Diamondback Energy, Inc.	4,204	646,323
Eni SpA – ADR(a)	16,314	521,232
Equinor ASA – ADR(a)	19,084	547,138
Equitrans Midstream Corp.(a)	43,517	443,438
Exxon Mobil Corp.	11,263	1,157,948
Kinder Morgan, Inc.	39,530	668,848
Marathon Oil Corp.	19,851	453,595
Occidental Petroleum Corp.(a)	10,543	606,961
ONEOK, Inc.	10,044	685,503
Petroleo Brasileiro SA – ADR	56,724	968,279
Pioneer Natural Resources Co.	3,052	701,441
Shell PLC – ADR	17,209	1,082,619
TotalEnergies SE – ADR(a)	3,662	238,689
Williams Cos., Inc.	19,062	660,689
Woodside Energy Group, Ltd. – ADR(a)	36,871	769,866
		14,903,296
Industrials – 15.3%
3M Co.	8,357	788,483
A.O. Smith Corp.	6,733	522,548
Allison Transmission Holdings, Inc.	6,339	383,763
Caterpillar, Inc.	2,574	772,998

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 72.7% (Continued)

Industrials – 15.3% (Continued)
Donaldson Co., Inc.	7,081	$457,362
Fastenal Co.	11,284	769,907
Ferguson PLC	3,952	742,422
Forward Air Corp.	4,669	206,977
Kennametal, Inc.(a)	13,685	335,556
MSC Industrial Direct Co., Inc. – Class A(a)	4,722	465,967
Siemens AG – ADR	7,609	681,006
Timken Co.	3,890	318,630
		6,445,619
Materials – 18.7%
BHP Group, Ltd. – ADR(a)	16,557	1,013,620
CF Industries Holdings, Inc.	7,416	559,982
Dow, Inc.	14,048	752,973
Element Solutions, Inc.	17,039	378,777
LyondellBasell Industries NV – Class A	7,454	701,570
Mosaic Co.	9,411	289,012
NewMarket Corp.(a)	778	433,976
Olin Corp.	8,522	443,741
PPG Industries, Inc.	3,252	458,662
Reliance Steel & Aluminum Co.(a)	1,335	381,036
Rio Tinto PLC – ADR	11,577	801,939
RPM International, Inc.	3,866	412,348
Southern Copper Corp.(a)	11,059	907,943
Sylvamo Corp.	7,176	333,182
		7,868,761
Technology – 0.8%
Crane NXT Co.	5,862	341,637
TOTAL COMMON STOCKS
(Cost $30,314,575)		30,699,401

REAL ESTATE INVESTMENT TRUSTS – 12.5%

Real Estate – 12.5%
CubeSmart	12,733	550,320
Equity LifeStyle Properties, Inc.	7,269	492,039
Gaming and Leisure Properties, Inc.	12,119	553,232

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 12.5% (Continued)

Real Estate – 12.5% (Continued)
Innovative Industrial Properties, Inc.(a)	4,054	$377,954
Lamar Advertising Co. – Class A	5,085	532,298
Mid-America Apartment Communities, Inc.	4,073	514,746
Public Storage(a)	2,820	798,596
Simon Property Group, Inc.	6,038	836,927
VICI Properties, Inc.	19,693	593,153
		5,249,265
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $5,300,480)		5,249,265

MASTER LIMITED PARTNERSHIPS – 12.3%

Energy – 11.5%
Energy Transfer, LP	56,368	806,062
EnLink Midstream, LLC	35,038	422,558
Enterprise Products Partners, LP	28,208	754,846
Hess Midstream, LP – Class A(a)	9,025	305,135
MPLX, LP	20,650	796,058
NuStar Energy, LP	15,458	340,076
Plains All American Pipeline, LP	33,627	519,201
Plains GP Holdings, LP – Class A	25,106	406,215
Western Midstream Partners, LP(a)	18,634	535,355
		4,885,506
Materials – 0.8%
Alliance Resource Partners, LP	15,356	322,630
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $4,481,371)		5,208,136

PREFERRED STOCK – 2.1%

Energy – 2.1%
Petroleo Brasileiro SA – ADR	55,202	905,313
TOTAL PREFERRED STOCK
(Cost $636,826)		905,313

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENT – 20.5%

Investment Purchased with
Proceeds from Securities Lending – 20.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(b)	8,683,365	$8,683,365
TOTAL SHORT-TERM INVESTMENT
(Cost $8,683,365)		8,683,365

Total Investments – 120.1% (Cost $49,416,617)		50,745,480
Money Market Deposit Account – 0.1%(c)		45,671
Liabilities in Excess of Other Assets – (20.2)%		(8,530,760)
TOTAL NET ASSETS – 100.0%		$42,260,391

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
SA – Sociedad Anónima
(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $8,341,193 which represented 19.7% of net assets.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2024 was 5.24%.

(d)	The “Certain Risks” section of the Notes to Financial Statements outlines risks associated with significant investments in a particular industry.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited)

		FCF
	FCF US	International
	Quality ETF	Quality ETF
ASSETS
Investments in Securities, at Value* (Including securities on
loan valued at $32,703,461 and $1,076,335, respectively)	$405,374,005	$63,292,261
Cash – Interest Bearing Deposit Account	2,115,651	608,002
Cash	424	1,200
Interest and Dividends Receivable	303,385	255,909
Securities Lending Income Receivable	3,854	1,077
Foreign Currency, at Value*	—	612,363
Receivable for Fund Shares Sold	4,314,450	—
Total Assets	412,111,769	64,770,812

LIABILITIES
Payable for Securities Loaned	33,933,545	1,123,893
Payable for Investment Securities Purchased	4,082,726	—
Management Fees Payable	176,027	31,208
Total Liabilities	38,192,298	1,155,101
NET ASSETS	$373,919,471	$63,615,711

NET ASSETS CONSIST OF:
Paid-in Capital	$329,325,800	$68,586,440
Total Distributable Earnings (Deficit)	44,593,671	(4,970,729)
Net Assets	$373,919,471	$63,615,711
* Identified Cost:
Investments in Securities	$361,458,586	$58,370,044
Foreign Currency	$—	$608,053

Net Asset Value (unlimited shares authorized):
Net Assets	$373,919,471	$63,615,711
Shares Outstanding (No Par Value)	6,500,000	2,200,000
Net Asset Value, Offering and Redemption Price per Share	$57.53	$28.92

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2024 (Unaudited) (Continued)

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines
	Tactical High	Innovation	Yield Enhanced
	Yield ETF	ETF	Real Asset ETF
ASSETS
Investments in Securities, at Value*
(Including securities on loan valued at $2,592,541,
$5,418,768, and $8,341,193, respectively)	$34,198,945	$43,604,715	$50,745,480
Cash – Interest Bearing Deposit Account	62,764	83,503	45,671
Interest and Dividends Receivable	327	20,658	175,543
Securities Lending Income Receivable	1,532	640	1,920
Total Assets	34,263,568	43,709,516	50,968,614

LIABILITIES
Payable for Securities Loaned	2,658,546	5,657,243	8,683,365
Management Fees Payable	18,395	21,832	24,858
Total Liabilities	2,676,941	5,679,075	8,708,223
NET ASSETS	$31,586,627	$38,030,441	$42,260,391

NET ASSETS CONSIST OF:
Paid-in Capital	$38,798,733	$42,992,863	$39,712,520
Total Distributable Earnings (Deficit)	(7,212,106)	(4,962,422)	2,547,871
Net Assets	$31,586,627	$38,030,441	$42,260,391
* Identified Cost:
Investments in Securities	$33,060,528	$39,569,386	$49,416,617

Net Asset Value (unlimited shares authorized):
Net Assets	$31,586,627	$38,030,441	$42,260,391
Shares Outstanding (No Par Value)	1,500,000	1,325,000	1,500,000
Net Asset Value, Offering and
Redemption Price per Share	$21.06	$28.70	$28.17

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Six-Months Ended January 31, 2024 (Unaudited)

	FCF	FCF
	US Quality	International
	ETF	Quality ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax and issuance
fees of $948 and $54,606, respectively)	$1,707,810	$567,302
Interest	33,192	10,868
Securities Lending Income	109,040	5,457
Total Investment Income	1,850,042	583,627

Expenses:
Management Fees	726,678	166,055
Total Expenses	726,678	166,055
Net Investment Income	1,123,364	417,572

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(4,359,861)	(1,148,234)
Redemptions In-Kind	14,489,686	423,802
Foreign Currencies	—	(12,544)
Total	10,129,825	(736,976)
Net Change in Unrealized Appreciation of:
Investment Securities	10,853,350	3,231,101
Foreign Currencies	—	(9,256)
Total	10,853,350	3,221,845
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	20,983,175	2,484,869
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$22,106,539	$2,902,441

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Six-Months Ended January 31, 2024 (Unaudited) (Continued)

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines Yield
	Tactical High	Innovation	Enhanced Real
	Yield ETF	ETF	Asset ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
and issuance fees of $0, $0, and
$22,736, respectively)	$863,696	$186,079	$868,072
Interest	2,534	3,619	5,227
Securities Lending Income	26,510	74,456	10,976
Total Investment Income	892,740	264,154	884,275

Expenses:
Management Fees	109,464	134,267	154,375
Total Expenses	109,464	134,267	154,375
Net Investment Income	783,276	129,887	729,900

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(268,450)	139,498	1,144,879
Redemptions In-Kind	50,035	2,507,644	1,687,466
Total	(218,415)	2,647,142	2,832,345
Net Change in Unrealized Appreciation of:
Investment Securities	661,090	1,061,104	(1,848,728)
Total	661,090	1,061,104	(1,848,728)
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	442,675	3,708,246	983,617
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,225,951	$3,838,133	$1,713,517

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
OPERATIONS
Net Investment Income	$1,123,364	$1,901,520
Net Realized Gain on Investments	10,129,825	5,326,980
Change in Unrealized Appreciation of Investments	10,853,350	15,427,580
Net Increase in Net Assets Resulting from Operations	22,106,539	22,656,080

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,059,943)	(3,291,427)
Total Distributions to Shareholders	(1,059,943)	(3,291,427)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	206,859,060	82,601,595
Payments for Shares Redeemed	(57,843,430)	(75,046,645)
Net Increase in Net Assets Derived
from Capital Share Transactions(a)	149,015,630	7,554,950
Net Increase in Net Assets	170,062,226	26,919,603

NET ASSETS
Beginning of Period	203,857,245	176,937,642
End of Period	$373,919,471	$203,857,245

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	3,775,000	1,700,000
Redemptions	(1,050,000)	(1,550,000)
Net Increase	2,725,000	150,000

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
OPERATIONS
Net Investment Income	$417,572	$1,669,207
Net Realized Loss on Investments and Foreign Currencies	(736,976)	(10,949,521)
Change in Unrealized Appreciation
of Investments and Foreign Currencies	3,221,845	10,656,973
Net Increase in Net Assets
Resulting from Operations	2,902,441	1,376,659

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(611,967)	(3,175,073)
Total Distributions to Shareholders	(611,967)	(3,175,073)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	11,666,505	25,992,288
Payments for Shares Redeemed	(4,166,910)	(24,525,520)
Transaction Fees (Note 1)	—	75
Net Increase in Net Assets Derived
from Capital Share Transactions(a)	7,499,595	1,466,843
Net Increase (Decrease) in Net Assets	9,790,069	(331,571)

NET ASSETS
Beginning of Period	53,825,642	54,157,213
End of Period	$63,615,711	$53,825,642

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	425,000	975,000
Redemptions	(150,000)	(900,000)
Net Increase	275,000	75,000

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
OPERATIONS
Net Investment Income	$783,276	$1,609,013
Net Realized Loss on Investments	(218,415)	(2,353,354)
Change in Unrealized Appreciation of Investments	661,090	(373,696)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,225,951	(1,118,037)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(941,043)	(1,465,990)
Total Distributions to Shareholders	(941,043)	(1,465,990)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,556,888	1,037,043
Payments for Shares Redeemed	(1,573,780)	(14,721,435)
Net Decrease in Net Assets Derived
from Capital Share Transactions(a)	(16,892)	(13,684,392)
Net Increase (Decrease) in Net Assets	268,016	(16,268,419)

NET ASSETS
Beginning of Period	31,318,611	47,587,030
End of Period	$31,586,627	$31,318,611

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	75,000	50,000
Redemptions	(75,000)	(700,000)
Net Decrease	—	(650,000)

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
OPERATIONS
Net Investment Income	$129,887	$397,054
Net Realized Gain (Loss) on Investments	2,647,142	(4,602,818)
Change in Unrealized Appreciation of Investments	1,061,104	7,131,833
Net Increase in Net Assets Resulting from Operations	3,838,133	2,926,069

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(285,155)	(550,240)
Total Distributions to Shareholders	(285,155)	(550,240)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,185,645	5,849,725
Payments for Shares Redeemed	(13,154,578)	(61,732,110)
Net Decrease in Net Assets Derived
from Capital Share Transactions(a)	(4,968,933)	(55,882,385)
Net Decrease in Net Assets	(1,415,955)	(53,506,556)

NET ASSETS
Beginning of Period	39,446,396	92,952,952
End of Period	$38,030,441	$39,446,396

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	450,000	250,000
Redemptions	(425,000)	(2,650,000)
Net Increase (Decrease)	25,000	(2,400,000)

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
OPERATIONS
Net Investment Income	$729,900	$1,945,136
Net Realized Gain on Investments	2,832,345	99,398
Change in Unrealized Appreciation (Depreciation)
of Investments	(1,848,728)	4,330,407
Net Increase in Net Assets Resulting from Operations	1,713,517	6,374,941

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(1,353,963)	(3,715,143)
Total Distributions to Shareholders	(1,353,963)	(3,715,143)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	12,125,630	27,581,670
Payments for Shares Redeemed	(12,072,405)	(23,251,110)
Net Increase in Net Assets Derived
from Capital Share Transactions(a)	53,225	4,330,560
Net Increase in Net Assets	412,779	6,990,358

NET ASSETS
Beginning of Period	41,847,612	34,857,254
End of Period	$42,260,391	$41,847,612

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	450,000	1,050,000
Redemptions	(425,000)	(900,000)
Net Increase	25,000	150,000

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended		Year	Year		Year	Year	Year
	January 31,		Ended	Ended		Ended	Ended	Ended
	2024		July 31,	July 31,		July 31,	July 31,	July 31,
	(Unaudited)		2023	2022		2021	2020	2019
Net Asset Value,
Beginning of Period/Year	$54.00		$48.81	$55.12		$39.92	$37.59	$36.41

Income from
Investment Operations:
Net Investment Income(a)	0.25		0.53	0.60		0.28	0.25	0.30
Net Realized and Unrealized
Gain (Loss) on Investments	3.50		5.61	(1.59)		15.11	2.36	1.07
Total from
Investment Operations	3.75		6.14	(0.99)		15.39	2.61	1.37

Less Distributions:
From Net Investment Income	(0.22)		(0.52)	(0.47)		(0.19)	(0.28)	(0.19)
From Net Realized
Gain on Investments	—		(0.43)	(4.85)		—	—	—
Total Distributions	(0.22)		(0.95)	(5.32)		(0.19)	(0.28)	(0.19)
Net Asset Value,
End of Period/Year	$57.53		$54.00	$48.81		$55.12	$39.92	$37.59
Total Return	6.96	%(b)	12.87%	-2.92	%(e)	38.64%	6.97%	3.89%

Supplemental Data:
Net Assets at End
of Period/Year (000’s)	$373,919		$203,857	$176,938		$203,949	$108,791	$124,056

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%		0.59%	0.59%	0.59%
Net Investment Income
to Average Net Assets	0.91	%(c)	1.09%	1.15%		0.61%	0.68%	0.84%
Portfolio Turnover Rate(d)	25	%(b)	39%	51%		98%	83%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excludes impact of in-kind transactions.
(e)	During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at -2.92%.

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2024		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value,
Beginning of Period/Year	$27.96		$29.27	$36.38	$26.16	$26.02	$26.93

Income from
Investment Operations:
Net Investment Income(a)	0.20		1.02	1.12	0.44	0.25	0.37
Net Realized and Unrealized
Gain (Loss) on Investments	1.06		0.43 (e)	(7.50)	9.98	0.40	(1.08)
Total from
Investment Operations	1.26		1.45	(6.38)	10.42	0.65	(0.71)

Less Distributions:
From Net Investment Income	(0.30)		(2.76)	(0.31)	(0.20)	(0.51)	(0.20)
From Net Realized
Gain on Investments	—		—	(0.42)	—	—	—
Total Distributions	(0.30)		(2.76)	(0.73)	(0.20)	(0.51)	(0.20)

Capital Share Transactions
Transaction Fees (Note 1)	—		0.00 (f)	—	—	—	—
Net Asset Value,
End of Period/Year	$28.92		$27.96	$29.27	$36.38	$26.16	$26.02
Total Return	4.55	%(b)	6.02%	-17.93%	39.96%	2.42%	-2.47%

Supplemental Data:
Net Assets at End
of Period/Year (000’s)	$63,616		$53,826	$54,157	$59,114	$11,116	$12,361

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income
to Average Net Assets	1.48	%(c)	3.79%	3.32%	1.32%	1.00%	1.48%
Portfolio Turnover Rate(d)	22	%(b)	62%	42%	87%	45%	43%

(a)	Calculated based on average shares outstanding during the year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excludes impact of in-kind transactions.
(e)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended July 31, 2023, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(f)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2024		July 31,	July 31,	July 31,
	(Unaudited)		2023	2022	2021(a)
Net Asset Value, Beginning of Period/Year	$20.88		$22.13	$25.23	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.51		0.93	0.61	0.57
Net Realized and Unrealized
Gain (Loss) on Investments	0.28		(1.33)	(3.08)	0.15
Total from Investment Operations	0.79		(0.40)	(2.47)	0.72

Less Distributions:
From Net Investment Income	(0.61)		(0.85)	(0.63)	(0.49)
Total Distributions	(0.61)		(0.85)	(0.63)	(0.49)
Net Asset Value, End of Period/Year	$21.06		$20.88	$22.13	$25.23
Total Return	3.88	%(c)	-1.73%	-9.96%	2.92	%(c)

Supplemental Data:
Net Assets at End of Period/Year (000’s)	$31,587		$31,319	$47,587	$88,952

Ratios to Average Net Assets(f):
Expenses to Average Net Assets	0.69	%(d)	0.69%	0.69%	0.69	%(d)
Net Investment Income to Average Net Assets	4.94	%(d)	4.44%	2.52%	3.54	%(d)
Portfolio Turnover Rate(e)	337	%(c)	792%	1029%	327	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Innovation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2024		July 31,	July 31,	July 31,
	(Unaudited)		2023	2022	2021(a)
Net Asset Value, Beginning of Period/Year	$26.74		$23.99	$29.61	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.09		0.17	0.12	0.02
Net Realized and Unrealized
Gain (Loss) on Investments	2.09		2.85	(4.34)	4.60
Total from Investment Operations	2.18		3.02	(4.22)	4.62

Less Distributions:
From Net Investment Income	(0.22)		(0.27)	(0.05)	(0.01)
From Net Realized Gain on Investments	—		—	(1.35)	—
Total Distributions	(0.22)		(0.27)	(1.40)	(0.01)
Net Asset Value, End of Period/Year	$28.70		$26.74	$23.99	$29.61
Total Return	8.15	%(c)	12.84%	-15.16%	18.48	%(c)

Supplemental Data:
Net Assets at End of Period/Year (000’s)	$38,030		$39,446	$92,953	$87,362

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)	0.69%	0.69%	0.69	%(d)
Net Investment Income to Average Net Assets	0.67	%(d)	0.72%	0.45%	0.11	%(d)
Portfolio Turnover Rate(e)	51	%(c)	161%	82%	40	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six Months
	Ended
	January 31,
	2024		Year Ended	Period Ended
	(Unaudited)		July 31, 2023	July 31, 2022(a)
Net Asset Value, Beginning of Period/Year	$28.37		$26.31	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.45		1.21	0.63
Net Realized and Unrealized
Gain on Investments	0.19		3.10	1.11	(f)
Total from Investment Operations	0.64		4.31	1.74

Less Distributions:
From Net Investment Income	(0.84)		(1.50)	(0.43)
From Net Realized Gain on Investments	—		(0.75)	—
Total Distributions	(0.84)		(2.25)	(0.43)
Net Asset Value, End of Period/Year	$28.17		$28.37	$26.31
Total Return	2.37	%(c)	17.62%	6.88	%(c)

Supplemental Data:
Net Assets at End of Period/Year (000’s)	$42,260		$41,848	$34,857

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)	0.69%	0.69	%(d)
Net Investment Income to Average Net Assets	3.26	%(d)	4.62%	3.79	%(d)
Portfolio Turnover Rate(e)	42	%(c)	90%	48	%(c)

(a)	Commencement of operations on December 13, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.  This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended July 31, 2022, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited)

1.  ORGANIZATION

The FCF US Quality ETF (“TTAC”), FCF International Quality ETF (“TTAI”), Donoghue Forlines Tactical High Yield ETF (“DFHY”), Donoghue Forlines Innovation ETF (formerly known as the Donoghue Forlines Risk Managed Innovation ETF) (“DFNV”) and Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA”) (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TTAC commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. TTAI commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. DFHY commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Tactical High Yield Index. DFHY is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. DFNV commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF US Quality Innovation Index, (formerly known as the FCF Risk Managed Quality Innovation Index). DFRA commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Yield Enhanced Real Asset Index.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. TTAC charges $500 for the standard fixed creation fee, TTAI charges $2,000 for the standard fixed creation fee, and DFHY, DFNV and DFRA each charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal period. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2023, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
FCF US Quality ETF	$(13,063,652)	$13,063,652
FCF International Quality ETF	$2,980,591	$(2,980,591)
Donoghue Forlines Tactical High Yield ETF	$255,160	$(255,160)
Donoghue Forlines Innovation ETF	$(3,240,523)	$3,240,523
Donoghue Forlines Yield Enhanced Real Asset ETF	$(1,314,387)	$1,314,387

During the fiscal year ended July 31, 2023, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Gains (Losses) from
In-Kind Redemptions
FCF US Quality ETF	$14,705,263
FCF International Quality ETF	$(2,612,891)
Donoghue Forlines Tactical High Yield ETF	$(174,744)
Donoghue Forlines Innovation ETF	$3,377,683
Donoghue Forlines Yield Enhanced Real Asset ETF	$1,491,423

Underlying Investment in Other Investment Companies: DFRA participates in the securities lending program and receives cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of January 31, 2024, the percentage of DFRA’s total net assets invested in the Mount Vernon Liquid Assets Portfolio, LLC was 20.5%.

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds’ Board of Trustees (the “Board”) has designated FCF Advisors LLC (the “Adviser”) to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2024:

FCF US Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$371,440,460	$—	$—	$371,440,460
Investment Purchased
with Proceeds from
Securities Lending*	33,933,545	—	—	—	33,933,545
Total Investments	$33,933,545	$371,440,460	$—	$—	$405,374,005

FCF International Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3**	Total
Common Stocks	$—	$62,052,626	$—	$—	$62,052,626
Preferred Stock	—	115,742	—	—	115,742
Warrant	—	—	—	—	—
Investment Purchased
with Proceeds from
Securities Lending*	1,123,893	—	—	—	1,123,893
Total Investments	$1,123,893	$62,168,368	$—	$—	$63,292,261

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

Donoghue Forlines Tactical High Yield ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$—	$31,540,399	$—	$—	$31,540,399
Investment Purchased
with Proceeds from
Securities Lending*	2,658,546	—	—	—	2,658,546
Total Investments	$2,658,546	$31,540,399	$—	$—	$34,198,945

Donoghue Forlines Innovation ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$37,947,472	$—	$—	$37,947,472
Investment Purchased
with Proceeds from
Securities Lending*	5,657,243	—	—	—	5,657,243
Total Investments	$5,657,243	$37,947,472	$—	$—	$43,604,715

Donoghue Forlines Yield Enhanced Real Asset ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$30,699,401	$—	$—	$30,699,401
Real Estate
Investment Trusts	—	5,249,265	—	—	5,249,265
Master Limited
Partnerships	—	5,208,136	—	—	5,208,136
Preferred Stock	—	905,313	—	—	905,313
Investment Purchased
with Proceeds from
Securities Lending*	8,683,365	—	—	—	8,683,365
Total Investments	$8,683,365	$42,062,115	$—	$—	$50,745,480

^	See Schedule of Investments for sector breakouts.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 8 for additional information regarding securities lending.

**	See notes under TTAI’s Level 3 reconciliation table for more information regarding Level 3 priced securities.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

FCF International Quality ETF

Level 3 Reconciliation Disclosure

	Equities		Warrants		Total
Balance as of July 31, 2023	$51,413		$—		$51,413
Corporate actions	—		—	*	—
Change in unrealized
appreciation/(depreciation)	(51,413	)**	—		(51,413)
Balance as of January 31, 2024	$—		$—		$—
Change in unrealized appreciation/(depreciation)
during the period for Level 3 investments
held at January 31, 2024	$(51,413)

The Level 3 investments as of January 31, 2024 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

*
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At January 31, 2024, the fair value of this security represented less than 0.05% of net assets.

**
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

Accounting Pronouncements:

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022- 03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

4.  OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, TTAC and TTAI each pay the Adviser 0.59% and DFHY, DFNV and DFRA each pay the Adviser 0.69% at an annual rate based on each Fund’s average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Donoghue Forlines LLC (“Donoghue” or “the Sub-Adviser”) acts as the Sub-Adviser to DFHY, DFNV, and DFRA. The Sub-Adviser has responsibility to make day-to-day investment decisions for DFHY, DFNV, and DFRA and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to DFHY, DFNV, and DFRA, the Sub-Adviser is compensated by the Adviser from the management fees paid by DFHY, DFNV, and DFRA to the Adviser.

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

6.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2024, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
FCF US Quality ETF	$91,867,359	$63,102,730
FCF International Quality ETF	$12,817,661	$11,979,270
Donoghue Forlines Tactical High Yield ETF	$106,177,676	$106,314,959
Donoghue Forlines Innovation ETF	$19,301,848	$19,370,204
Donoghue Forlines Yield Enhanced Real Asset ETF	$18,329,496	$18,386,689

For the period ended January 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
FCF US Quality ETF	$175,209,070	$56,231,431
FCF International Quality ETF	$10,225,743	$3,926,685
Donoghue Forlines Tactical High Yield ETF	$1,551,357	$1,565,182
Donoghue Forlines Innovation ETF	$8,061,633	$13,116,681
Donoghue Forlines Yield Enhanced Real Asset ETF	$11,983,506	$11,894,178

For the period ended January 31, 2024, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2023 were as follows:

	FCF US	FCF International
	Quality ETF	Quality ETF
Tax cost of investments	$193,939,449	$53,664,202
Gross tax unrealized appreciation	37,388,644	4,667,428
Gross tax unrealized depreciation	(7,067,568)	(3,299,004)
Net tax unrealized appreciation (depreciation)	30,321,076	1,368,424
Undistributed ordinary income	225,025	181,998
Undistributed long-term capital gains	—	—
Distributable earnings	225,025	181,998
Other accumulated gain (loss)	(6,999,026)	(8,811,625)
Total distributable earnings (accumulated deficit)	$23,547,075	$(7,261,203)

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

	Donoghue		Donoghue
	Forlines	Donoghue	Forlines
	Tactical High	Forlines	Yield Enhanced
	Yield ETF	Innovation ETF	Real Asset ETF
Tax cost of investments	$36,719,276	$47,397,232	$50,204,129
Gross tax unrealized appreciation	477,327	5,045,414	4,222,967
Gross tax unrealized depreciation	(415,808)	(2,157,985)	(915,057)
Net tax unrealized
appreciation (depreciation)	61,519	2,887,429	3,307,910
Undistributed ordinary income	153,524	163,252	729,886
Undistributed long-term capital gains	—	—	—
Distributable earnings	153,524	163,252	729,886
Other accumulated gain (loss)	(7,712,057)	(11,566,081)	1,849,479
Total distributable earnings
(accumulated deficit)	$(7,497,014)	$(8,515,400)	$2,188,317

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At July 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term	Long-Term	Expires
FCF US Quality ETF	$3,971,828	$3,027,198	Indefinite
FCF International Quality ETF	$3,782,208	$5,042,983	Indefinite
Donoghue Forlines Tactical High Yield ETF	$7,368,259	$ 343,798	Indefinite
Donoghue Forlines Innovation ETF	$9,485,281	$2,080,800	Indefinite
Donoghue Forlines Yield Enhanced
Real Asset ETF	$1,059,964	$ 522,853	Indefinite

The tax character of distributions paid by the Funds during the fiscal year ended July 31, 2023 and the fiscal year ended July 31, 2022 were as follows:

	Ordinary Income		Capital Gains
	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
FCF US Quality ETF	$1,880,588	$5,304,037	$1,410,839	$14,377,867
FCF International Quality ETF	$3,175,073	$778,251	$—	$927,184
Donoghue Forlines Tactical
High Yield ETF	$1,465,990	$1,832,922	$—	$—
Donoghue Forlines
Innovation ETF	$550,240	$3,938,297	$—	$126,720
Donoghue Forlines Yield
Enhanced Real Asset ETF	$3,660,884	$1,150,709	$54,259	$—

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

8.  SECURITIES LENDING

Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.

Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of January 31, 2024, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Amount Held at
January 31, 2024
FCF US Quality ETF	$33,933,545
FCF International Quality ETF	$1,123,893
Donoghue Forlines Tactical High Yield ETF	$2,658,546
Donoghue Forlines Innovation ETF	$5,657,243
Donoghue Forlines Yield Enhanced Real Asset ETF	$8,683,365

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

9.  CERTAIN RISKS

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact TTAI’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

Equity Investing Risk. An investment in TTAC, TTAI, DFNV or DFRA involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Region Risk. To the extent that the Funds invest a significant portion of their assets in a specific geographic region or a particular country, the Funds will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by DFRA were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in DFRA and lower income.

Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, DFRA is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

Real Estate Investment Trust (“REIT”) Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. DFRA may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent

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NOTES TO FINANCIAL STATEMENTS
January 31, 2024 (Unaudited) (Continued)

in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.

Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.

Underlying ETFs Risk. In seeking to track its Underlying Index, each of DFHY and DFNV may invest a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of U.S. Treasury securities or Underlying ETFs providing exposure to such securities to decline.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2024 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.fcf-funds.com.

2.  FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended July 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FCF US Quality ETF	100.00%
FCF International Quality ETF	100.00%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Innovation ETF	63.59%
Donoghue Forlines Yield Enhanced Real Asset ETF	65.60%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2023, was as follows:

FCF US Quality ETF	100.00%
FCF International Quality ETF	0.69%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Innovation ETF	59.11%
Donoghue Forlines Yield Enhanced Real Asset ETF	24.83%

SHORT-TERM CAPITAL GAIN

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

FCF US Quality ETF	0.00%
FCF International Quality ETF	0.00%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Innovation ETF	0.00%
Donoghue Forlines Yield Enhanced Real Asset ETF	40.76%

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2024 (Unaudited) (Continued)

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT.  The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll free at 1-800-617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.  Each Fund’s portfolio holdings are posted daily on their website at www.fcf-funds.com.

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.fcf-funds.com.  Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

5.  REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act (the “Rule”), each series (each, a “Fund,” and, collectively, the “Funds”) of TrimTabs ETF Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by FCF Advisors LLC, investment adviser to the Funds, as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk (no less frequently than annually), based on factors specific to the circumstances of the Funds. In this regard, each Fund qualifies as an “In-Kind ETF” under the Rule because it meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. In-Kind ETFs are exempt from the Rule’s classification and highly liquid investment minimum provisions.

At a meeting of the Board of Trustees of the Trust (the “Board”) held on September 12, 2023, the Board received a report from the Program Administrator (the “Report”) addressing the operation and management of the Program for the period from June 1, 2022 through July 31, 2023 (the “Review Period”), with respect to the following Funds:  FCF US Quality ETF, FCF International Quality ETF, Donoghue Forlines Tactical High Yield ETF, Donoghue Forlines Innovation ETF and Donoghue Forlines Yield Enhanced Real Asset ETF. The Report noted that, for the Review Period, the Program Administrator believed that the Program operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2024 (Unaudited) (Continued)

Administrator to administer the Program in compliance with the Rule. The Report noted that, during the Review Period, the Funds did not invest in illiquid investments, all of their investments were highly liquid, and all orders were transacted in kind with only a de minimis amount of cash. Further, the Report noted that no material changes were made to the Program as a result of the Program Administrator’s annual review.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

6.  TRUSTEES AND OFFICERS

Additional information about each Trustee of the Trust is set forth below.  The address of each Trustee of the Trust is c/o FCF Advisors LLC 1345 Avenue of the Americas, 33rd Floor, New York, NY, 10105.  The Funds’ Statement of Additional Information includes additional information about the Trustees and Officers is available without charge, upon request, by calling toll-free at 1-800-617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees

Stephen J. Posner	Trustee	Since	Retired Since	5	Director, TrimTabs
YOB: 1944		2014	2014		Investment Research
(2016-2017)**

David A. Kelly	Trustee	Since	Founder and	5	None
YOB: 1938		2015	President, Three
Lakes Advisors, Inc.
(1996-present)

Interested Trustee*

Jacob Pluchenik	President	Trustee	Managing Member,	5	None
YOB: 1976	and	since	GF Investments
	Principal	2021;	(2005-present);
	Executive	President	Member, FCF
	Officer	and	Advisors LLC
		Principal	(2016-present)
Executive
Officer
Since
November
2022

*	Mr. Pluchenik is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his ownership interest in the Adviser.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2024 (Unaudited) (Continued)

Term of
	Position(s)	Office and
Name, Year	Held with	Length of
of Birth	the Trust	Time Served	Principal Occupation During Past Five Years
Officers

Derin Cohen	Chief	Chief	Chief Operating & Compliance Officer, FCF Advisors
YOB: 1991	Compliance	Compliance	LLC (2019-present) and Vice President, Marketing and
	Officer and	Officer and	Operations (2017-2019); Lead Generation Associate,
	Anti-Money	Anti-Money	SinglePlatform (2017-2017); Internal Control Associate,
	Laundering	Laundering	Maxim Group LLC (2013-2017)
	Officer	Officer since
2019; Vice
President
(2018-2019)

Vince (Qijun) Chen	Vice	Since 2019	Director of Research, FCF Advisors LLC (2022-present);
YOB: 1994	President,		Portfolio Manager, FCF Advisors LLC (2021-present);
	Treasurer		Quantitative Analyst, FCF Advisors LLC
	and		(2017-present); Application Developer, NYC Human
	Principal		Resources Administration (2017-2017)
Financial
Officer

(This Page Intentionally Left Blank.)

Investment Adviser
FCF Advisors LLC
1345 Avenue of the Americas, 33rd Floor
New York, NY 10105

Investment Sub-Adviser
Donoghue Forlines LLC
One International Place, Suite 2920
Boston, MA 02110

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of TrimTabs ETF Trust.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TrimTabs ETF Trust

By (Signature and Title)*        /s/Jacob Pluchenik
Jacob Pluchenik, President (Principal Executive Officer)

Date    4/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Jacob Pluchenik
Jacob Pluchenik, President (Principal Executive Officer)

Date    4/3/2024

By (Signature and Title)*        /s/Vince (Qijun) Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date    4/2/2024

* Print the name and title of each signing officer under his or her signature.